Donoghue Forlines Yield Enhanced Real Asset ETF
Schedule of Investments
April 30, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 69.6%
Consumer Staples - 1.8%
Archer-Daniels-Midland Co.	15,298	$1,370,089
Energy - 25.5%
Antero Midstream Corp.	77,638	797,342
BP PLC - ADR	37,820	1,086,190
Chevron Corp.	13,182	2,065,224
ConocoPhillips	16,616	1,587,160
Devon Energy Corp.	22,418	1,304,055
Diamondback Energy, Inc.	6,421	810,523
Eni SpA - ADR (b)	29,046	807,769
EOG Resources, Inc.	8,090	944,588
Equitrans Midstream Corp.	98,729	776,010
Exxon Mobil Corp.	27,016	2,303,114
Kinder Morgan, Inc.	73,731	1,338,218
ONEOK, Inc.	17,069	1,080,980
PetroChina Co. Ltd. - ADR (b)	15,168	719,267
Shell PLC - ADR	21,904	1,170,331
TotalEnergies SE - ADR	31,029	1,511,423
Williams Cos., Inc.	41,682	1,429,276
		19,731,470
Industrials - 20.2%
3M Co.	9,809	1,414,654
AO Smith Corp.	11,436	668,205
Carrier Global Corp. (b)	16,314	624,337
Emerson Electric Co.	13,621	1,228,342
Hillenbrand, Inc.	14,610	596,380
Honeywell International, Inc.	6,936	1,342,185
Hubbell, Inc.	4,399	859,389
Lennox International, Inc.	2,246	478,825
Lincoln Electric Holdings, Inc.	5,370	723,500
nVent Electric PLC	20,075	678,133
Oshkosh Corp.	6,508	601,600
Parker-Hannifin Corp.	2,599	703,861
Siemens AG - ADR	19,932	1,217,247
Trane Technologies PLC	6,185	865,220
Union Pacific Corp.	5,986	1,402,460
Waste Management, Inc.	8,648	1,422,077
Watsco, Inc. (b)	2,861	763,258
		15,589,673
Materials - 20.9%
BHP Group Ltd. - ADR (b)	28,483	1,907,791
CF Industries Holdings, Inc. (b)	13,495	1,306,721
Cia Siderurgica Nacional SA - ADR	151,749	638,863
Dow, Inc.	20,134	1,338,911
Eastman Chemical Co.	8,052	826,699
FMC Corp. (b)	4,975	659,386
Linde PLC	3,781	1,179,521
LyondellBasell Industries NV - Class A	9,040	958,511
Newmont Corp.	19,574	1,425,966
Olin Corp.	15,633	897,334
Owens Corning	7,662	696,706
Rio Tinto PLC - ADR (b)	19,995	1,422,044
Southern Copper Corp.	20,130	1,253,495
Vale SA - ADR	95,964	1,620,832
		16,132,780
Technology - 1.2%
Corning, Inc.	26,773	942,142
TOTAL COMMON STOCKS (Cost $52,137,685)		53,766,154

PREFERRED STOCK - 1.6%
Energy - 1.6%
Petroleo Brasileiro SA - ADR	103,623	1,271,454
TOTAL PREFERRED STOCK (Cost $1,128,083)		1,271,454

MASTER LIMITED PARTNERSHIPS - 9.2%
Energy - 9.2%
Crestwood Equity Partners, LP	16,878	492,162
Energy Transfer, LP	120,937	1,339,982
EnLink Midstream, LLC	88,478	873,278
Magellan Midstream Partners, LP	18,895	915,463
MPLX, LP	38,784	1,255,050
Plains All American Pipeline, LP	72,794	754,146
Shell Midstream Partners, LP	37,746	533,351
Western Midstream Partners, LP	37,889	916,535
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $6,186,620)		7,079,967

REITs - 18.8%
Financials - 1.8%
Annaly Capital Management, Inc.	131,198	842,291
New Residential Investment Corp.	52,595	546,988
		1,389,279
Real Estate - 17.0%
American Tower Corp.	6,582	1,586,394
Crown Castle International Corp.	7,338	1,359,071
Equity LifeStyle Properties, Inc.	12,083	933,774
Equity Residential	8,450	688,675
Extra Space Storage, Inc.	5,442	1,033,980
First Industrial Realty Trust, Inc.	10,806	626,748
Gaming and Leisure Properties, Inc.	19,963	885,958
Iron Mountain, Inc. (b)	19,817	1,064,768
Lamar Advertising Co. - Class A (b)	8,225	908,122
Life Storage, Inc.	4,176	553,278
LXP Industrial Trust (b)	31,928	400,696
Omega Healthcare Investors, Inc.	22,420	571,262
Public Storage	3,927	1,458,881
Simon Property Group, Inc. (b)	9,324	1,100,232
		13,171,839
TOTAL REITs (Cost $15,599,587)		14,561,118

MONEY MARKET FUND - 0.5%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.15% (a)	383,431	383,431
TOTAL MONEY MARKET FUND (Cost $383,431)		383,431

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 9.4%
Investment Company - 9.4%
Mount Vernon Liquid Asset Portfolio, LLC, 0.45% (a)	7,247,401	7,247,401
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $7,247,401)		7,247,401

Total Investments (Cost $82,682,807) - 109.1%		84,309,525
Liabilities in Excess of Other Assets - (9.1)%		(7,018,442)
TOTAL NET ASSETS - 100.0%		$77,291,083

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a) Rate disclosed is the seven day annualized yield as of April 30, 2022.
(b) All or a portion of this security was out on loan at April 30, 2022. Total loaned securities had a market value of $6,915,551 as of April 30, 2022.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

Donoghue Forlines Yield Enhanced Real Asset ETF
Summary of Fair Value Disclosure at April 30, 2022 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent  that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022:

Donoghue Forlines Yield Enhanced Real Asset ETF
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$1,370,089	$-	$-	$1,370,089
Energy	19,731,470	-	-	19,731,470
Industrials	15,589,673	-	-	15,589,673
Materials	16,132,780	-	-	16,132,780
Technology	942,142	-	-	942,142
Total Common Stocks	53,766,154	-	-	53,766,154
Preferred Stock
Energy	1,271,454	-	-	1,271,454
Total Preferred Stock	1,271,454	-	-	1,271,454
Master Limited Partnerships	7,079,967	-	-	7,079,967
REITs	14,561,118	-	-	14,561,118
Money Market Fund	383,431	-	-	383,431
Investment Purchased with the Cash Proceeds From Securities Lending	7,247,401	-	-	7,247,401
Total Investments	$84,309,525	$-	$-	$84,309,525

Refer to the Fund’s Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.